Schedule III Real Estate Asset and Accumulated Depreciation (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 394,310,259
Initial Cost to Company, Land	393,416,415
Initial Cost to Company, Buildings and Improvements	1,130,591,133
Initial Cost to Company, Total	1,524,007,548
Cost Capitalized Subsequent to Acquisition	69,616,080
Gross Carrying Amount, Land	397,508,081
Gross Carrying Amount, Buildings and Improvements	1,196,115,547
Gross Carrying Amount, Total	1,593,623,628
Accumulated Depreciation	155,926,875
Morrisville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	531,000
Initial Cost to Company, Buildings and Improvements	1,891,000
Initial Cost to Company, Total	2,422,000
Cost Capitalized Subsequent to Acquisition	203,911
Gross Carrying Amount, Land	531,000
Gross Carrying Amount, Buildings and Improvements	2,094,911
Gross Carrying Amount, Total	2,625,911	[1]
Accumulated Depreciation	$ 567,666
Date of Construction	2004
Date Acquired	Nov. 03, 2014
Cary | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,064,000
Initial Cost to Company, Buildings and Improvements	3,301,000
Initial Cost to Company, Total	4,365,000
Cost Capitalized Subsequent to Acquisition	230,863
Gross Carrying Amount, Land	1,064,000
Gross Carrying Amount, Buildings and Improvements	3,531,863
Gross Carrying Amount, Total	4,595,863	[1]
Accumulated Depreciation	$ 917,894
Date of Construction	1998/2005/2006
Date Acquired	Nov. 03, 2014
Raleigh | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,186,000
Initial Cost to Company, Buildings and Improvements	2,540,000
Initial Cost to Company, Total	3,726,000
Cost Capitalized Subsequent to Acquisition	366,242
Gross Carrying Amount, Land	1,186,000
Gross Carrying Amount, Buildings and Improvements	2,906,242
Gross Carrying Amount, Total	4,092,242	[1]
Accumulated Depreciation	$ 889,757
Date of Construction	1999
Date Acquired	Nov. 03, 2014
Myrtle Beach I | South Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,491,387
Initial Cost to Company, Land	1,482,000
Initial Cost to Company, Buildings and Improvements	4,476,000
Initial Cost to Company, Total	5,958,000
Cost Capitalized Subsequent to Acquisition	435,551
Gross Carrying Amount, Land	1,482,000
Gross Carrying Amount, Buildings and Improvements	4,911,551
Gross Carrying Amount, Total	6,393,551	[1]
Accumulated Depreciation	$ 1,367,874
Date of Construction	1998/2005-2007
Date Acquired	Nov. 03, 2014
Myrtle Beach II | South Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,736,055
Initial Cost to Company, Land	1,690,000
Initial Cost to Company, Buildings and Improvements	3,654,000
Initial Cost to Company, Total	5,344,000
Cost Capitalized Subsequent to Acquisition	362,654
Gross Carrying Amount, Land	1,690,000
Gross Carrying Amount, Buildings and Improvements	4,016,654
Gross Carrying Amount, Total	5,706,654	[1]
Accumulated Depreciation	$ 1,136,026
Date of Construction	1999/2006
Date Acquired	Nov. 03, 2014
Whittier | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,576,550
Initial Cost to Company, Land	2,730,000
Initial Cost to Company, Buildings and Improvements	2,916,875
Initial Cost to Company, Total	5,646,875
Cost Capitalized Subsequent to Acquisition	679,686
Gross Carrying Amount, Land	2,730,000
Gross Carrying Amount, Buildings and Improvements	3,596,561
Gross Carrying Amount, Total	6,326,561	[1]
Accumulated Depreciation	$ 1,071,637
Date of Construction	1989
Date Acquired	Feb. 19, 2015
La Verne | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,149,496
Initial Cost to Company, Land	1,950,000
Initial Cost to Company, Buildings and Improvements	2,036,875
Initial Cost to Company, Total	3,986,875
Cost Capitalized Subsequent to Acquisition	337,257
Gross Carrying Amount, Land	1,950,000
Gross Carrying Amount, Buildings and Improvements	2,374,132
Gross Carrying Amount, Total	4,324,132	[1]
Accumulated Depreciation	$ 758,982
Date of Construction	1986
Date Acquired	Jan. 23, 2015
Santa Ana | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,167,105
Initial Cost to Company, Land	4,890,000
Initial Cost to Company, Buildings and Improvements	4,006,875
Initial Cost to Company, Total	8,896,875
Cost Capitalized Subsequent to Acquisition	687,193
Gross Carrying Amount, Land	4,890,000
Gross Carrying Amount, Buildings and Improvements	4,694,068
Gross Carrying Amount, Total	9,584,068	[1]
Accumulated Depreciation	$ 1,377,289
Date of Construction	1978
Date Acquired	Feb. 05, 2015
Upland | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,592,384
Initial Cost to Company, Land	2,950,000
Initial Cost to Company, Buildings and Improvements	3,016,875
Initial Cost to Company, Total	5,966,875
Cost Capitalized Subsequent to Acquisition	619,634
Gross Carrying Amount, Land	2,950,000
Gross Carrying Amount, Buildings and Improvements	3,636,509
Gross Carrying Amount, Total	6,586,509	[1]
Accumulated Depreciation	$ 1,113,079
Date of Construction	1979
Date Acquired	Jan. 29, 2015
La Habra | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,641,552
Initial Cost to Company, Land	2,060,000
Initial Cost to Company, Buildings and Improvements	2,356,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	480,484
Gross Carrying Amount, Land	2,060,000
Gross Carrying Amount, Buildings and Improvements	2,837,359
Gross Carrying Amount, Total	4,897,359	[1]
Accumulated Depreciation	$ 787,737
Date of Construction	1981
Date Acquired	Feb. 05, 2015
Monterey Park | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,558,942
Initial Cost to Company, Land	2,020,000
Initial Cost to Company, Buildings and Improvements	2,216,875
Initial Cost to Company, Total	4,236,875
Cost Capitalized Subsequent to Acquisition	371,088
Gross Carrying Amount, Land	2,020,000
Gross Carrying Amount, Buildings and Improvements	2,587,963
Gross Carrying Amount, Total	4,607,963	[1]
Accumulated Depreciation	$ 700,623
Date of Construction	1987
Date Acquired	Feb. 05, 2015
Huntington Beach | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,938,658
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Buildings and Improvements	4,856,875
Initial Cost to Company, Total	10,316,875
Cost Capitalized Subsequent to Acquisition	454,825
Gross Carrying Amount, Land	5,460,000
Gross Carrying Amount, Buildings and Improvements	5,311,700
Gross Carrying Amount, Total	10,771,700	[1]
Accumulated Depreciation	$ 1,531,148
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Chico | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,156,470
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,336,875
Initial Cost to Company, Total	1,736,875
Cost Capitalized Subsequent to Acquisition	318,526
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	1,655,401
Gross Carrying Amount, Total	2,055,401	[1]
Accumulated Depreciation	$ 512,473
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lancaster | California | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,673,165
Initial Cost to Company, Land	200,000
Initial Cost to Company, Buildings and Improvements	1,516,875
Initial Cost to Company, Total	1,716,875
Cost Capitalized Subsequent to Acquisition	513,827
Gross Carrying Amount, Land	200,000
Gross Carrying Amount, Buildings and Improvements	2,030,702
Gross Carrying Amount, Total	2,230,702	[1]
Accumulated Depreciation	$ 651,895
Date of Construction	1980
Date Acquired	Jan. 29, 2015
Lancaster | California | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,337,525
Initial Cost to Company, Land	670,392
Initial Cost to Company, Buildings and Improvements	3,711,424
Initial Cost to Company, Total	4,381,816
Cost Capitalized Subsequent to Acquisition	364,599
Gross Carrying Amount, Land	670,392
Gross Carrying Amount, Buildings and Improvements	4,076,023
Gross Carrying Amount, Total	4,746,415	[1]
Accumulated Depreciation	$ 958,848
Date of Construction	1991
Date Acquired	Jan. 11, 2016
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,312,887
Initial Cost to Company, Land	370,000
Initial Cost to Company, Buildings and Improvements	2,326,875
Initial Cost to Company, Total	2,696,875
Cost Capitalized Subsequent to Acquisition	645,173
Gross Carrying Amount, Land	370,000
Gross Carrying Amount, Buildings and Improvements	2,972,048
Gross Carrying Amount, Total	3,342,048	[1]
Accumulated Depreciation	$ 854,936
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Fairfield | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,731,191
Initial Cost to Company, Land	730,000
Initial Cost to Company, Buildings and Improvements	2,946,875
Initial Cost to Company, Total	3,676,875
Cost Capitalized Subsequent to Acquisition	262,655
Gross Carrying Amount, Land	730,000
Gross Carrying Amount, Buildings and Improvements	3,209,530
Gross Carrying Amount, Total	3,939,530	[1]
Accumulated Depreciation	$ 893,230
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lompoc | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,804,997
Initial Cost to Company, Land	1,000,000
Initial Cost to Company, Buildings and Improvements	2,746,875
Initial Cost to Company, Total	3,746,875
Cost Capitalized Subsequent to Acquisition	247,101
Gross Carrying Amount, Land	1,000,000
Gross Carrying Amount, Buildings and Improvements	2,993,976
Gross Carrying Amount, Total	3,993,976	[1]
Accumulated Depreciation	$ 827,581
Date of Construction	1982
Date Acquired	Feb. 05, 2015
Santa Rosa | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,283,157
Initial Cost to Company, Land	3,150,000
Initial Cost to Company, Buildings and Improvements	6,716,875
Initial Cost to Company, Total	9,866,875
Cost Capitalized Subsequent to Acquisition	707,986
Gross Carrying Amount, Land	3,150,000
Gross Carrying Amount, Buildings and Improvements	7,424,861
Gross Carrying Amount, Total	10,574,861	[1]
Accumulated Depreciation	$ 2,045,850
Date of Construction	1979-1981
Date Acquired	Jan. 29, 2015
Vallejo | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 990,000
Initial Cost to Company, Buildings and Improvements	3,946,875
Initial Cost to Company, Total	4,936,875
Cost Capitalized Subsequent to Acquisition	471,786
Gross Carrying Amount, Land	990,000
Gross Carrying Amount, Buildings and Improvements	4,418,661
Gross Carrying Amount, Total	5,408,661	[1]
Accumulated Depreciation	$ 1,188,079
Date of Construction	1981
Date Acquired	Jan. 29, 2015
Federal Heights | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,362,109
Initial Cost to Company, Land	1,100,000
Initial Cost to Company, Buildings and Improvements	3,346,875
Initial Cost to Company, Total	4,446,875
Cost Capitalized Subsequent to Acquisition	385,569
Gross Carrying Amount, Land	1,100,000
Gross Carrying Amount, Buildings and Improvements	3,732,444
Gross Carrying Amount, Total	4,832,444	[1]
Accumulated Depreciation	$ 1,223,208
Date of Construction	1983
Date Acquired	Jan. 29, 2015
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,773,438
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	5,906,875
Initial Cost to Company, Total	6,716,875
Cost Capitalized Subsequent to Acquisition	867,962
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	6,774,837
Gross Carrying Amount, Total	7,584,837	[1]
Accumulated Depreciation	$ 1,857,178
Date of Construction	1984
Date Acquired	Feb. 05, 2015
Littleton | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,165,274
Initial Cost to Company, Land	1,680,000
Initial Cost to Company, Buildings and Improvements	2,456,875
Initial Cost to Company, Total	4,136,875
Cost Capitalized Subsequent to Acquisition	339,294
Gross Carrying Amount, Land	1,680,000
Gross Carrying Amount, Buildings and Improvements	2,796,169
Gross Carrying Amount, Total	4,476,169	[1]
Accumulated Depreciation	$ 839,741
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Bloomingdale | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,362,109
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	3,856,874
Initial Cost to Company, Total	4,666,874
Cost Capitalized Subsequent to Acquisition	482,572
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	4,339,446
Gross Carrying Amount, Total	5,149,446	[1]
Accumulated Depreciation	$ 1,181,965
Date of Construction	1987
Date Acquired	Feb. 19, 2015
Crestwood | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,623,943
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	2,096,875
Initial Cost to Company, Total	2,346,875
Cost Capitalized Subsequent to Acquisition	408,973
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	2,505,848
Gross Carrying Amount, Total	2,755,848	[1]
Accumulated Depreciation	$ 747,404
Date of Construction	1987
Date Acquired	Jan. 23, 2015
Forestville | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,444,719
Initial Cost to Company, Land	1,940,000
Initial Cost to Company, Buildings and Improvements	4,346,875
Initial Cost to Company, Total	6,286,875
Cost Capitalized Subsequent to Acquisition	1,135,417
Gross Carrying Amount, Land	1,940,000
Gross Carrying Amount, Buildings and Improvements	5,482,292
Gross Carrying Amount, Total	7,422,292	[1]
Accumulated Depreciation	$ 1,771,423
Date of Construction	1988
Date Acquired	Jan. 23, 2015
Warren | Michigan | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,943,803
Initial Cost to Company, Land	230,000
Initial Cost to Company, Buildings and Improvements	2,966,875
Initial Cost to Company, Total	3,196,875
Cost Capitalized Subsequent to Acquisition	589,950
Gross Carrying Amount, Land	230,000
Gross Carrying Amount, Buildings and Improvements	3,556,825
Gross Carrying Amount, Total	3,786,825	[1]
Accumulated Depreciation	$ 1,001,700
Date of Construction	1996
Date Acquired	May 08, 2015
Warren | Michigan | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,239,081
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	3,066,875
Initial Cost to Company, Total	3,306,875
Cost Capitalized Subsequent to Acquisition	738,498
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	3,805,373
Gross Carrying Amount, Total	4,045,373	[1]
Accumulated Depreciation	$ 1,109,909
Date of Construction	1987
Date Acquired	May 08, 2015
Sterling Heights | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,288,303
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	3,286,875
Initial Cost to Company, Total	3,536,875
Cost Capitalized Subsequent to Acquisition	900,208
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	4,187,083
Gross Carrying Amount, Total	4,437,083	[1]
Accumulated Depreciation	$ 1,125,799
Date of Construction	1977
Date Acquired	May 21, 2015
Troy | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,395,551
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	4,176,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	426,309
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	4,603,184
Gross Carrying Amount, Total	4,843,184	[1]
Accumulated Depreciation	$ 1,242,658
Date of Construction	1988
Date Acquired	May 08, 2015
Troy | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 150,666
Initial Cost to Company, Buildings and Improvements	2,596,010
Initial Cost to Company, Total	2,746,676
Cost Capitalized Subsequent to Acquisition	163,453
Gross Carrying Amount, Land	150,666
Gross Carrying Amount, Buildings and Improvements	2,759,463
Gross Carrying Amount, Total	2,910,129	[1]
Accumulated Depreciation	$ 715,817
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Beverly | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,377,888
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,696,875
Initial Cost to Company, Total	2,096,875
Cost Capitalized Subsequent to Acquisition	347,222
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	2,044,097
Gross Carrying Amount, Total	2,444,097	[1]
Accumulated Depreciation	$ 538,731
Date of Construction	1988
Date Acquired	May 28, 2015
Everett | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,706,553
Initial Cost to Company, Land	2,010,000
Initial Cost to Company, Buildings and Improvements	2,956,875
Initial Cost to Company, Total	4,966,875
Cost Capitalized Subsequent to Acquisition	711,039
Gross Carrying Amount, Land	2,010,000
Gross Carrying Amount, Buildings and Improvements	3,667,914
Gross Carrying Amount, Total	5,677,914	[1]
Accumulated Depreciation	$ 1,014,368
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Foley | Alabama
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,109,079
Initial Cost to Company, Land	1,839,000
Initial Cost to Company, Buildings and Improvements	5,717,000
Initial Cost to Company, Total	7,556,000
Cost Capitalized Subsequent to Acquisition	872,876
Gross Carrying Amount, Land	1,839,000
Gross Carrying Amount, Buildings and Improvements	6,589,876
Gross Carrying Amount, Total	8,428,876	[1]
Accumulated Depreciation	$ 1,739,003
Date of Construction	1985/1996/2006
Date Acquired	Sep. 11, 2015
Tampa | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,623,943
Initial Cost to Company, Land	718,244
Initial Cost to Company, Buildings and Improvements	2,257,471
Initial Cost to Company, Total	2,975,715
Cost Capitalized Subsequent to Acquisition	591,736
Gross Carrying Amount, Land	718,244
Gross Carrying Amount, Buildings and Improvements	2,849,207
Gross Carrying Amount, Total	3,567,451	[1]
Accumulated Depreciation	$ 731,056
Date of Construction	1985
Date Acquired	Nov. 03, 2015
Boynton Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,119,712
Initial Cost to Company, Land	1,983,491
Initial Cost to Company, Buildings and Improvements	15,232,817
Initial Cost to Company, Total	17,216,308
Cost Capitalized Subsequent to Acquisition	522,682
Gross Carrying Amount, Land	1,983,491
Gross Carrying Amount, Buildings and Improvements	15,755,499
Gross Carrying Amount, Total	17,738,990	[1]
Accumulated Depreciation	$ 2,894,164
Date of Construction	2004
Date Acquired	Jan. 07, 2016
Milton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,452,870	[2]
Initial Cost to Company, Buildings and Improvements	7,929,810	[2]
Initial Cost to Company, Total	9,382,680	[2]
Cost Capitalized Subsequent to Acquisition	1,296,349	[2],[3]
Gross Carrying Amount, Land	1,589,957	[2]
Gross Carrying Amount, Buildings and Improvements	9,089,072	[2]
Gross Carrying Amount, Total	10,679,029	[1],[2]
Accumulated Depreciation	$ 1,657,888	[2]
Date of Construction	2006	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,293,267	[2]
Initial Cost to Company, Buildings and Improvements	10,278,861	[2]
Initial Cost to Company, Total	13,572,128	[2]
Cost Capitalized Subsequent to Acquisition	1,684,237	[2],[3]
Gross Carrying Amount, Land	3,604,007	[2]
Gross Carrying Amount, Buildings and Improvements	11,652,358	[2]
Gross Carrying Amount, Total	15,256,365	[1],[2]
Accumulated Depreciation	$ 2,161,490	[2]
Date of Construction	2011	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,944,035	[2]
Initial Cost to Company, Buildings and Improvements	5,125,839	[2]
Initial Cost to Company, Total	8,069,874	[2]
Cost Capitalized Subsequent to Acquisition	792,209	[2],[3]
Gross Carrying Amount, Land	3,133,248	[2]
Gross Carrying Amount, Buildings and Improvements	5,728,835	[2]
Gross Carrying Amount, Total	8,862,083	[1],[2]
Accumulated Depreciation	$ 1,086,359	[2]
Date Acquired	Feb. 29, 2016	[2]
Burlington | C A- O N | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	2008
Oakville | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,655,215	[2]
Initial Cost to Company, Buildings and Improvements	13,072,458	[2]
Initial Cost to Company, Total	15,727,673	[2]
Cost Capitalized Subsequent to Acquisition	3,601,041	[2],[3]
Gross Carrying Amount, Land	2,905,750	[2]
Gross Carrying Amount, Buildings and Improvements	16,422,964	[2]
Gross Carrying Amount, Total	19,328,714	[1],[2]
Accumulated Depreciation	$ 3,062,077	[2]
Date of Construction	2016	[2]
Date Acquired	Feb. 11, 2016	[2]
Oakville | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,983,307	[2]
Initial Cost to Company, Buildings and Improvements	9,346,283	[2]
Initial Cost to Company, Total	12,329,590	[2]
Cost Capitalized Subsequent to Acquisition	1,148,190	[2],[3]
Gross Carrying Amount, Land	3,175,043	[2]
Gross Carrying Amount, Buildings and Improvements	10,302,737	[2]
Gross Carrying Amount, Total	13,477,780	[1],[2]
Accumulated Depreciation	$ 1,966,494	[2]
Date of Construction	2004	[2]
Date Acquired	Feb. 29, 2016	[2]
Xenia | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 275,493
Initial Cost to Company, Buildings and Improvements	2,664,693
Initial Cost to Company, Total	2,940,186
Cost Capitalized Subsequent to Acquisition	125,193
Gross Carrying Amount, Land	275,493
Gross Carrying Amount, Buildings and Improvements	2,789,886
Gross Carrying Amount, Total	3,065,379	[1]
Accumulated Depreciation	$ 636,991
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Sidney | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,246
Initial Cost to Company, Buildings and Improvements	1,806,349
Initial Cost to Company, Total	2,061,595
Cost Capitalized Subsequent to Acquisition	195,147
Gross Carrying Amount, Land	255,246
Gross Carrying Amount, Buildings and Improvements	2,001,496
Gross Carrying Amount, Total	2,256,742	[1]
Accumulated Depreciation	$ 672,383
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Greenville | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 82,598
Initial Cost to Company, Buildings and Improvements	1,909,466
Initial Cost to Company, Total	1,992,064
Cost Capitalized Subsequent to Acquisition	171,633
Gross Carrying Amount, Land	82,598
Gross Carrying Amount, Buildings and Improvements	2,081,099
Gross Carrying Amount, Total	2,163,697	[1]
Accumulated Depreciation	$ 467,252
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Washington Court House | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,456
Initial Cost to Company, Buildings and Improvements	1,882,203
Initial Cost to Company, Total	2,137,659
Cost Capitalized Subsequent to Acquisition	134,240
Gross Carrying Amount, Land	255,456
Gross Carrying Amount, Buildings and Improvements	2,016,443
Gross Carrying Amount, Total	2,271,899	[1]
Accumulated Depreciation	$ 472,400
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Richmond | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 223,159
Initial Cost to Company, Buildings and Improvements	2,944,379
Initial Cost to Company, Total	3,167,538
Cost Capitalized Subsequent to Acquisition	173,528
Gross Carrying Amount, Land	223,159
Gross Carrying Amount, Buildings and Improvements	3,117,907
Gross Carrying Amount, Total	3,341,066	[1]
Accumulated Depreciation	$ 748,311
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Connersville | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 155,533
Initial Cost to Company, Buildings and Improvements	1,652,290
Initial Cost to Company, Total	1,807,823
Cost Capitalized Subsequent to Acquisition	119,477
Gross Carrying Amount, Land	155,533
Gross Carrying Amount, Buildings and Improvements	1,771,767
Gross Carrying Amount, Total	1,927,300	[1]
Accumulated Depreciation	$ 420,844
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Port St. Lucie | Florida | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,589,781
Initial Cost to Company, Buildings and Improvements	6,339,578
Initial Cost to Company, Total	8,929,359
Cost Capitalized Subsequent to Acquisition	246,827
Gross Carrying Amount, Land	2,589,781
Gross Carrying Amount, Buildings and Improvements	6,586,405
Gross Carrying Amount, Total	9,176,186	[1]
Accumulated Depreciation	$ 1,337,544
Date of Construction	1999
Date Acquired	Apr. 29, 2016
Port St. Lucie | Florida | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,897,272
Initial Cost to Company, Land	5,130,621
Initial Cost to Company, Buildings and Improvements	8,410,474
Initial Cost to Company, Total	13,541,095
Cost Capitalized Subsequent to Acquisition	364,231
Gross Carrying Amount, Land	5,130,621
Gross Carrying Amount, Buildings and Improvements	8,774,705
Gross Carrying Amount, Total	13,905,326	[1]
Accumulated Depreciation	$ 1,829,146
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,205,209
Initial Cost to Company, Buildings and Improvements	6,616,767
Initial Cost to Company, Total	7,821,976
Cost Capitalized Subsequent to Acquisition	310,247
Gross Carrying Amount, Land	1,205,209
Gross Carrying Amount, Buildings and Improvements	6,927,014
Gross Carrying Amount, Total	8,132,223	[1]
Accumulated Depreciation	$ 1,279,895
Date of Construction	2006
Date Acquired	May 09, 2016
Oakland | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,711,189
Initial Cost to Company, Buildings and Improvements	6,902,446
Initial Cost to Company, Total	12,613,635
Cost Capitalized Subsequent to Acquisition	283,038
Gross Carrying Amount, Land	5,711,189
Gross Carrying Amount, Buildings and Improvements	7,185,484
Gross Carrying Amount, Total	12,896,673	[1]
Accumulated Depreciation	$ 1,323,701
Date of Construction	1979
Date Acquired	May 18, 2016
Concord | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 19,090,003
Initial Cost to Company, Buildings and Improvements	17,202,868
Initial Cost to Company, Total	36,292,871
Cost Capitalized Subsequent to Acquisition	527,701
Gross Carrying Amount, Land	19,090,003
Gross Carrying Amount, Buildings and Improvements	17,730,569
Gross Carrying Amount, Total	36,820,572	[1]
Accumulated Depreciation	$ 3,380,651
Date of Construction	1988/1998
Date Acquired	May 18, 2016
Pompano Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,590,310
Initial Cost to Company, Land	3,947,715
Initial Cost to Company, Buildings and Improvements	16,656,002
Initial Cost to Company, Total	20,603,717
Cost Capitalized Subsequent to Acquisition	273,564
Gross Carrying Amount, Land	3,947,715
Gross Carrying Amount, Buildings and Improvements	16,929,566
Gross Carrying Amount, Total	20,877,281	[1]
Accumulated Depreciation	$ 2,839,090
Date of Construction	1979
Date Acquired	Jun. 01, 2016
Lake Worth | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,308,370
Initial Cost to Company, Land	12,108,208
Initial Cost to Company, Buildings and Improvements	10,804,173
Initial Cost to Company, Total	22,912,381
Cost Capitalized Subsequent to Acquisition	372,050
Gross Carrying Amount, Land	12,108,208
Gross Carrying Amount, Buildings and Improvements	11,176,223
Gross Carrying Amount, Total	23,284,431	[1]
Accumulated Depreciation	$ 2,596,479
Date of Construction	1998/2003
Date Acquired	Jun. 01, 2016
Jupiter | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,568,280
Initial Cost to Company, Land	16,029,881
Initial Cost to Company, Buildings and Improvements	10,556,833
Initial Cost to Company, Total	26,586,714
Cost Capitalized Subsequent to Acquisition	350,151
Gross Carrying Amount, Land	16,029,881
Gross Carrying Amount, Buildings and Improvements	10,906,984
Gross Carrying Amount, Total	26,936,865	[1]
Accumulated Depreciation	$ 2,119,399
Date of Construction	1992/2012
Date Acquired	Jun. 01, 2016
Royal Palm Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,678,415
Initial Cost to Company, Land	11,425,394
Initial Cost to Company, Buildings and Improvements	13,275,322
Initial Cost to Company, Total	24,700,716
Cost Capitalized Subsequent to Acquisition	245,466
Gross Carrying Amount, Land	11,425,394
Gross Carrying Amount, Buildings and Improvements	13,520,788
Gross Carrying Amount, Total	24,946,182	[1]
Accumulated Depreciation	$ 2,948,501
Date of Construction	2001/2003
Date Acquired	Jun. 01, 2016
Wellington | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,233,511
Initial Cost to Company, Buildings and Improvements	11,662,801
Initial Cost to Company, Total	21,896,312
Cost Capitalized Subsequent to Acquisition	228,681
Gross Carrying Amount, Land	10,233,511
Gross Carrying Amount, Buildings and Improvements	11,891,482
Gross Carrying Amount, Total	22,124,993	[1]
Accumulated Depreciation	$ 2,147,885
Date of Construction	2005
Date Acquired	Jun. 01, 2016
Doral | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,335,658
Initial Cost to Company, Buildings and Improvements	11,485,045
Initial Cost to Company, Total	22,820,703
Cost Capitalized Subsequent to Acquisition	342,908
Gross Carrying Amount, Land	11,335,658
Gross Carrying Amount, Buildings and Improvements	11,827,953
Gross Carrying Amount, Total	23,163,611	[1]
Accumulated Depreciation	$ 2,187,326
Date of Construction	1998
Date Acquired	Jun. 01, 2016
Plantation | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 15,267,178
Initial Cost to Company, Land	12,989,079
Initial Cost to Company, Buildings and Improvements	19,224,919
Initial Cost to Company, Total	32,213,998
Cost Capitalized Subsequent to Acquisition	748,941
Gross Carrying Amount, Land	12,989,079
Gross Carrying Amount, Buildings and Improvements	19,973,860
Gross Carrying Amount, Total	32,962,939	[1]
Accumulated Depreciation	$ 3,577,330
Date of Construction	2002/2012
Date Acquired	Jun. 01, 2016
Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,789,085
Initial Cost to Company, Buildings and Improvements	12,771,305
Initial Cost to Company, Total	24,560,390
Cost Capitalized Subsequent to Acquisition	318,165
Gross Carrying Amount, Land	11,789,085
Gross Carrying Amount, Buildings and Improvements	13,089,470
Gross Carrying Amount, Total	24,878,555	[1]
Accumulated Depreciation	$ 2,336,610
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Delray | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,854,625
Initial Cost to Company, Land	17,096,692
Initial Cost to Company, Buildings and Improvements	12,983,627
Initial Cost to Company, Total	30,080,319
Cost Capitalized Subsequent to Acquisition	314,350
Gross Carrying Amount, Land	17,096,692
Gross Carrying Amount, Buildings and Improvements	13,297,977
Gross Carrying Amount, Total	30,394,669	[1]
Accumulated Depreciation	$ 2,453,118
Date of Construction	2003
Date Acquired	Jun. 01, 2016
Baltimore | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,897,872
Initial Cost to Company, Buildings and Improvements	22,427,843
Initial Cost to Company, Total	26,325,715
Cost Capitalized Subsequent to Acquisition	482,503
Gross Carrying Amount, Land	3,897,872
Gross Carrying Amount, Buildings and Improvements	22,910,346
Gross Carrying Amount, Total	26,808,218	[1]
Accumulated Depreciation	$ 4,344,071
Date of Construction	1990/2014
Date Acquired	Jun. 01, 2016
Sonoma | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,795,065
Initial Cost to Company, Land	3,468,153
Initial Cost to Company, Buildings and Improvements	3,679,939
Initial Cost to Company, Total	7,148,092
Cost Capitalized Subsequent to Acquisition	208,431
Gross Carrying Amount, Land	3,468,153
Gross Carrying Amount, Buildings and Improvements	3,888,370
Gross Carrying Amount, Total	7,356,523	[1]
Accumulated Depreciation	$ 765,760
Date of Construction	1984
Date Acquired	Jun. 14, 2016
Las Vegas I | Nevada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,158,848
Initial Cost to Company, Land	2,391,220
Initial Cost to Company, Buildings and Improvements	11,117,892
Initial Cost to Company, Total	13,509,112
Cost Capitalized Subsequent to Acquisition	244,483
Gross Carrying Amount, Land	2,391,220
Gross Carrying Amount, Buildings and Improvements	11,362,375
Gross Carrying Amount, Total	13,753,595	[1]
Accumulated Depreciation	$ 1,904,642
Date of Construction	2002
Date Acquired	Jul. 28, 2016
Las Vegas II | Nevada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,207,605
Initial Cost to Company, Land	3,840,088
Initial Cost to Company, Buildings and Improvements	9,916,937
Initial Cost to Company, Total	13,757,025
Cost Capitalized Subsequent to Acquisition	279,151
Gross Carrying Amount, Land	3,840,088
Gross Carrying Amount, Buildings and Improvements	10,196,088
Gross Carrying Amount, Total	14,036,176	[1]
Accumulated Depreciation	$ 1,820,736
Date of Construction	2000
Date Acquired	Sep. 23, 2016
Las Vegas III | Nevada | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,474,386
Initial Cost to Company, Land	2,565,579
Initial Cost to Company, Buildings and Improvements	6,338,944
Initial Cost to Company, Total	8,904,523
Cost Capitalized Subsequent to Acquisition	347,209
Gross Carrying Amount, Land	2,565,579
Gross Carrying Amount, Buildings and Improvements	6,686,153
Gross Carrying Amount, Total	9,251,732	[1]
Accumulated Depreciation	$ 1,228,886
Date of Construction	1989
Date Acquired	Sep. 27, 2016
Asheville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,918,115
Initial Cost to Company, Land	3,619,676
Initial Cost to Company, Buildings and Improvements	11,173,603
Initial Cost to Company, Total	14,793,279
Cost Capitalized Subsequent to Acquisition	457,669
Gross Carrying Amount, Land	3,619,676
Gross Carrying Amount, Buildings and Improvements	11,631,272
Gross Carrying Amount, Total	15,250,948	[1]
Accumulated Depreciation	$ 2,104,881
Date of Construction	1988/2005/2015
Date Acquired	Dec. 30, 2016
Asheville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,147,488
Initial Cost to Company, Land	1,764,969
Initial Cost to Company, Buildings and Improvements	3,107,311
Initial Cost to Company, Total	4,872,280
Cost Capitalized Subsequent to Acquisition	221,552
Gross Carrying Amount, Land	1,764,969
Gross Carrying Amount, Buildings and Improvements	3,328,863
Gross Carrying Amount, Total	5,093,832	[1]
Accumulated Depreciation	$ 634,672
Date of Construction	1984
Date Acquired	Dec. 30, 2016
Hendersonville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,172,880
Initial Cost to Company, Land	1,081,547
Initial Cost to Company, Buildings and Improvements	3,441,204
Initial Cost to Company, Total	4,522,751
Cost Capitalized Subsequent to Acquisition	212,209
Gross Carrying Amount, Land	1,081,547
Gross Carrying Amount, Buildings and Improvements	3,653,413
Gross Carrying Amount, Total	4,734,960	[1]
Accumulated Depreciation	$ 659,490
Date of Construction	1982
Date Acquired	Dec. 30, 2016
Asheville III | North Carolina | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,529,521
Initial Cost to Company, Land	5,096,833
Initial Cost to Company, Buildings and Improvements	4,620,013
Initial Cost to Company, Total	9,716,846
Cost Capitalized Subsequent to Acquisition	279,316
Gross Carrying Amount, Land	5,096,833
Gross Carrying Amount, Buildings and Improvements	4,899,329
Gross Carrying Amount, Total	9,996,162	[1]
Accumulated Depreciation	$ 974,273
Date of Construction	1991/2002
Date Acquired	Dec. 30, 2016
Arden | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,350,930
Initial Cost to Company, Land	1,790,118
Initial Cost to Company, Buildings and Improvements	10,265,741
Initial Cost to Company, Total	12,055,859
Cost Capitalized Subsequent to Acquisition	504,410
Gross Carrying Amount, Land	1,790,118
Gross Carrying Amount, Buildings and Improvements	10,770,151
Gross Carrying Amount, Total	12,560,269	[1]
Accumulated Depreciation	$ 1,722,185
Date of Construction	1973
Date Acquired	Dec. 30, 2016
Asheville IV | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,273,906
Initial Cost to Company, Land	4,558,139
Initial Cost to Company, Buildings and Improvements	4,455,118
Initial Cost to Company, Total	9,013,257
Cost Capitalized Subsequent to Acquisition	259,434
Gross Carrying Amount, Land	4,558,139
Gross Carrying Amount, Buildings and Improvements	4,714,552
Gross Carrying Amount, Total	9,272,691	[1]
Accumulated Depreciation	$ 942,650
Date of Construction	1985/1986/2005
Date Acquired	Dec. 30, 2016
Asheville V | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,912,945
Initial Cost to Company, Land	2,414,680
Initial Cost to Company, Buildings and Improvements	7,826,417
Initial Cost to Company, Total	10,241,097
Cost Capitalized Subsequent to Acquisition	352,977
Gross Carrying Amount, Land	2,414,680
Gross Carrying Amount, Buildings and Improvements	8,179,394
Gross Carrying Amount, Total	10,594,074	[1]
Accumulated Depreciation	$ 1,468,544
Date of Construction	1978/2009/2014
Date Acquired	Dec. 30, 2016
Asheville VI | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,379,252
Initial Cost to Company, Land	1,306,240
Initial Cost to Company, Buildings and Improvements	5,121,332
Initial Cost to Company, Total	6,427,572
Cost Capitalized Subsequent to Acquisition	253,796
Gross Carrying Amount, Land	1,306,240
Gross Carrying Amount, Buildings and Improvements	5,375,128
Gross Carrying Amount, Total	6,681,368	[1]
Accumulated Depreciation	$ 895,740
Date of Construction	2004
Date Acquired	Dec. 30, 2016
Asheville VIII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,393,763
Initial Cost to Company, Land	1,764,965
Initial Cost to Company, Buildings and Improvements	6,162,855
Initial Cost to Company, Total	7,927,820
Cost Capitalized Subsequent to Acquisition	316,428
Gross Carrying Amount, Land	1,764,965
Gross Carrying Amount, Buildings and Improvements	6,479,283
Gross Carrying Amount, Total	8,244,248	[1]
Accumulated Depreciation	$ 1,197,519
Date of Construction	1968/2002
Date Acquired	Dec. 30, 2016
Hendersonville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,138,146
Initial Cost to Company, Land	2,597,584
Initial Cost to Company, Buildings and Improvements	5,037,350
Initial Cost to Company, Total	7,634,934
Cost Capitalized Subsequent to Acquisition	309,416
Gross Carrying Amount, Land	2,597,584
Gross Carrying Amount, Buildings and Improvements	5,346,766
Gross Carrying Amount, Total	7,944,350	[1]
Accumulated Depreciation	$ 1,137,080
Date of Construction	1989/2003
Date Acquired	Dec. 30, 2016
Asheville VII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,541,793
Initial Cost to Company, Land	782,457
Initial Cost to Company, Buildings and Improvements	2,139,791
Initial Cost to Company, Total	2,922,248
Cost Capitalized Subsequent to Acquisition	79,404
Gross Carrying Amount, Land	782,457
Gross Carrying Amount, Buildings and Improvements	2,219,195
Gross Carrying Amount, Total	3,001,652	[1]
Accumulated Depreciation	$ 435,125
Date of Construction	1999
Date Acquired	Dec. 30, 2016
Sweeten Creek Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 348,480
Initial Cost to Company, Total	348,480
Gross Carrying Amount, Land	348,480
Gross Carrying Amount, Total	$ 348,480	[1]
Date of Construction	N/A
Date Acquired	Dec. 30, 2016
Highland Center Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 50,000
Initial Cost to Company, Total	50,000
Gross Carrying Amount, Land	50,000
Gross Carrying Amount, Total	$ 50,000	[1]
Date of Construction	N/A
Date Acquired	Dec. 30, 2016
Aurora II | Colorado | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,584,664
Initial Cost to Company, Buildings and Improvements	8,196,091
Initial Cost to Company, Total	9,780,755
Cost Capitalized Subsequent to Acquisition	157,997
Gross Carrying Amount, Land	1,584,664
Gross Carrying Amount, Buildings and Improvements	8,354,088
Gross Carrying Amount, Total	9,938,752	[1]
Accumulated Depreciation	$ 1,625,937
Date of Construction	2012
Date Acquired	Jan. 11, 2017
Dufferin | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 6,258,511	[2]
Initial Cost to Company, Buildings and Improvements	16,287,332	[2]
Initial Cost to Company, Total	22,545,843	[2]
Cost Capitalized Subsequent to Acquisition	3,225,720	[2],[3]
Gross Carrying Amount, Land	6,982,313	[2]
Gross Carrying Amount, Buildings and Improvements	18,789,250	[2]
Gross Carrying Amount, Total	25,771,563	[1],[2]
Accumulated Depreciation	$ 2,957,742	[2]
Date of Construction	2015	[2]
Date Acquired	Feb. 01, 2017	[2]
Mavis | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,657,233	[2]
Initial Cost to Company, Buildings and Improvements	14,493,508	[2]
Initial Cost to Company, Total	19,150,741	[2]
Cost Capitalized Subsequent to Acquisition	2,456,944	[2],[3]
Gross Carrying Amount, Land	5,195,845	[2]
Gross Carrying Amount, Buildings and Improvements	16,411,840	[2]
Gross Carrying Amount, Total	21,607,685	[1],[2]
Accumulated Depreciation	$ 2,555,732	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Brewster | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,136,329	[2]
Initial Cost to Company, Buildings and Improvements	9,527,410	[2]
Initial Cost to Company, Total	13,663,739	[2]
Cost Capitalized Subsequent to Acquisition	1,747,889	[2],[3]
Gross Carrying Amount, Land	4,614,699	[2]
Gross Carrying Amount, Buildings and Improvements	10,796,929	[2]
Gross Carrying Amount, Total	15,411,628	[1],[2]
Accumulated Depreciation	$ 1,711,556	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Granite | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,126,446	[2]
Initial Cost to Company, Buildings and Improvements	8,701,429	[2]
Initial Cost to Company, Total	11,827,875	[2]
Cost Capitalized Subsequent to Acquisition	1,552,968	[2],[3]
Gross Carrying Amount, Land	3,488,022	[2]
Gross Carrying Amount, Buildings and Improvements	9,892,821	[2]
Gross Carrying Amount, Total	13,380,843	[1],[2]
Accumulated Depreciation	$ 1,489,138	[2]
Date of Construction	1998/2016	[2]
Date Acquired	Feb. 01, 2017	[2]
Centennial | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,714,644	[2]
Initial Cost to Company, Buildings and Improvements	11,428,538	[2]
Initial Cost to Company, Total	13,143,182	[2]
Cost Capitalized Subsequent to Acquisition	1,609,284	[2],[3]
Gross Carrying Amount, Land	1,912,944	[2]
Gross Carrying Amount, Buildings and Improvements	12,839,522	[2]
Gross Carrying Amount, Total	14,752,466	[1],[2]
Accumulated Depreciation	$ 1,911,640	[2]
Date of Construction	2016/2017	[2]
Date Acquired	Feb. 01, 2017	[2]
Ft Pierce | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,764,926
Initial Cost to Company, Land	1,152,931
Initial Cost to Company, Buildings and Improvements	12,398,306
Initial Cost to Company, Total	13,551,237
Cost Capitalized Subsequent to Acquisition	179,255
Gross Carrying Amount, Land	1,152,931
Gross Carrying Amount, Buildings and Improvements	12,577,561
Gross Carrying Amount, Total	13,730,492	[1]
Accumulated Depreciation	$ 1,149,644
Date of Construction	2008
Date Acquired	Jan. 24, 2019
Russell Blvd, Las Vegas II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,433,634
Initial Cost to Company, Buildings and Improvements	15,449,497
Initial Cost to Company, Total	18,883,131
Cost Capitalized Subsequent to Acquisition	616,377
Gross Carrying Amount, Land	3,510,075
Gross Carrying Amount, Buildings and Improvements	15,989,433
Gross Carrying Amount, Total	19,499,508	[1]
Accumulated Depreciation	$ 1,818,991
Date of Construction	1996
Date Acquired	Jan. 24, 2019
Jones Blvd, Las Vegas I | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,975,283
Initial Cost to Company, Buildings and Improvements	12,565,410
Initial Cost to Company, Total	14,540,693
Cost Capitalized Subsequent to Acquisition	112,426
Gross Carrying Amount, Land	1,975,283
Gross Carrying Amount, Buildings and Improvements	12,677,836
Gross Carrying Amount, Total	14,653,119	[1]
Accumulated Depreciation	$ 1,155,683
Date of Construction	1999
Date Acquired	Jan. 24, 2019
Airport Rd, Colorado Springs | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 870,373
Initial Cost to Company, Buildings and Improvements	7,877,813
Initial Cost to Company, Total	8,748,186
Cost Capitalized Subsequent to Acquisition	310,397
Gross Carrying Amount, Land	870,373
Gross Carrying Amount, Buildings and Improvements	8,188,210
Gross Carrying Amount, Total	9,058,583	[1]
Accumulated Depreciation	$ 794,832
Date of Construction	1983
Date Acquired	Jan. 24, 2019
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,259,685
Initial Cost to Company, Buildings and Improvements	6,995,794
Initial Cost to Company, Total	8,255,479
Cost Capitalized Subsequent to Acquisition	403,567
Gross Carrying Amount, Land	1,259,685
Gross Carrying Amount, Buildings and Improvements	7,399,361
Gross Carrying Amount, Total	8,659,046	[1]
Accumulated Depreciation	$ 748,262
Date of Construction	1980
Date Acquired	Jan. 24, 2019
Stockton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 783,938
Initial Cost to Company, Buildings and Improvements	7,706,492
Initial Cost to Company, Total	8,490,430
Cost Capitalized Subsequent to Acquisition	128,802
Gross Carrying Amount, Land	783,938
Gross Carrying Amount, Buildings and Improvements	7,835,294
Gross Carrying Amount, Total	8,619,232	[1]
Accumulated Depreciation	$ 781,841
Date of Construction	1984
Date Acquired	Jan. 24, 2019
Azusa | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,384,861
Initial Cost to Company, Buildings and Improvements	9,153,677
Initial Cost to Company, Total	13,538,538
Cost Capitalized Subsequent to Acquisition	192,710
Gross Carrying Amount, Land	4,384,861
Gross Carrying Amount, Buildings and Improvements	9,346,387
Gross Carrying Amount, Total	13,731,248	[1]
Accumulated Depreciation	$ 891,278
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Romeoville | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 964,701
Initial Cost to Company, Buildings and Improvements	5,755,146
Initial Cost to Company, Total	6,719,847
Cost Capitalized Subsequent to Acquisition	317,118
Gross Carrying Amount, Land	964,701
Gross Carrying Amount, Buildings and Improvements	6,072,264
Gross Carrying Amount, Total	7,036,965	[1]
Accumulated Depreciation	$ 629,507
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Elgin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,162,197
Initial Cost to Company, Buildings and Improvements	2,895,052
Initial Cost to Company, Total	4,057,249
Cost Capitalized Subsequent to Acquisition	174,475
Gross Carrying Amount, Land	1,162,197
Gross Carrying Amount, Buildings and Improvements	3,069,527
Gross Carrying Amount, Total	4,231,724	[1]
Accumulated Depreciation	$ 405,281
Date of Construction	1986
Date Acquired	Jan. 24, 2019
San Antonio I | Texas | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,602,740
Initial Cost to Company, Buildings and Improvements	9,196,093
Initial Cost to Company, Total	10,798,833
Cost Capitalized Subsequent to Acquisition	190,860
Gross Carrying Amount, Land	1,602,740
Gross Carrying Amount, Buildings and Improvements	9,386,953
Gross Carrying Amount, Total	10,989,693	[1]
Accumulated Depreciation	$ 906,834
Date of Construction	1998
Date Acquired	Jan. 24, 2019
Kingwood | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,016,291
Initial Cost to Company, Buildings and Improvements	9,358,519
Initial Cost to Company, Total	10,374,810
Cost Capitalized Subsequent to Acquisition	185,592
Gross Carrying Amount, Land	1,016,291
Gross Carrying Amount, Buildings and Improvements	9,544,111
Gross Carrying Amount, Total	10,560,402	[1]
Accumulated Depreciation	$ 962,688
Date of Construction	2001
Date Acquired	Jan. 24, 2019
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,678,141
Initial Cost to Company, Buildings and Improvements	5,958,219
Initial Cost to Company, Total	7,636,360
Cost Capitalized Subsequent to Acquisition	97,678
Gross Carrying Amount, Land	1,678,141
Gross Carrying Amount, Buildings and Improvements	6,055,897
Gross Carrying Amount, Total	7,734,038	[1]
Accumulated Depreciation	$ 769,655
Date of Construction	2015
Date Acquired	Jan. 24, 2019
Stoney Creek I | C A- O N | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,363,127	[2]
Initial Cost to Company, Buildings and Improvements	8,154,202	[2]
Initial Cost to Company, Total	10,517,329	[2]
Cost Capitalized Subsequent to Acquisition	647,749	[2],[3]
Gross Carrying Amount, Land	2,484,281	[2]
Gross Carrying Amount, Buildings and Improvements	8,680,797	[2]
Gross Carrying Amount, Total	11,165,078	[1],[2]
Accumulated Depreciation	$ 865,075	[2]
Date of Construction	N/A	[2]
Date Acquired	Jan. 24, 2019	[2]
Torbarrie | C A- O N
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,714,051	[2]
Initial Cost to Company, Buildings and Improvements	5,262,813	[2]
Initial Cost to Company, Total	7,976,864	[2]
Cost Capitalized Subsequent to Acquisition	8,999,685	[2],[3]
Gross Carrying Amount, Land	2,853,196	[2]
Gross Carrying Amount, Buildings and Improvements	14,123,353	[2]
Gross Carrying Amount, Total	16,976,549	[1],[2]
Accumulated Depreciation	$ 964,565	[2]
Date of Construction	1980	[2]
Date Acquired	Jan. 24, 2019	[2]
Baseline | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,307,289
Initial Cost to Company, Buildings and Improvements	11,385,380
Initial Cost to Company, Total	12,692,669
Cost Capitalized Subsequent to Acquisition	185,598
Gross Carrying Amount, Land	1,307,289
Gross Carrying Amount, Buildings and Improvements	11,570,978
Gross Carrying Amount, Total	12,878,267	[1]
Accumulated Depreciation	$ 1,146,394
Date of Construction	2016
Date Acquired	Jan. 24, 2019
3173 Sweeten Creek Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,036,164
Initial Cost to Company, Buildings and Improvements	8,764,558
Initial Cost to Company, Total	9,800,722
Cost Capitalized Subsequent to Acquisition	1,232,390
Gross Carrying Amount, Land	1,036,164
Gross Carrying Amount, Buildings and Improvements	9,996,948
Gross Carrying Amount, Total	11,033,112	[1]
Accumulated Depreciation	$ 903,948
Date of Construction	1982
Date Acquired	Jan. 24, 2019
Elk Grove | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,384,166
Initial Cost to Company, Buildings and Improvements	6,000,071
Initial Cost to Company, Total	8,384,237
Cost Capitalized Subsequent to Acquisition	195,577
Gross Carrying Amount, Land	2,384,166
Gross Carrying Amount, Buildings and Improvements	6,195,648
Gross Carrying Amount, Total	8,579,814	[1]
Accumulated Depreciation	$ 624,144
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Garden Grove | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 8,076,202
Initial Cost to Company, Buildings and Improvements	13,152,494
Initial Cost to Company, Total	21,228,696
Cost Capitalized Subsequent to Acquisition	221,713
Gross Carrying Amount, Land	8,076,202
Gross Carrying Amount, Buildings and Improvements	13,374,207
Gross Carrying Amount, Total	21,450,409	[1]
Accumulated Depreciation	$ 1,290,282
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Deaverview Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,449,001
Initial Cost to Company, Buildings and Improvements	4,412,039
Initial Cost to Company, Total	5,861,040
Cost Capitalized Subsequent to Acquisition	326,762
Gross Carrying Amount, Land	1,449,001
Gross Carrying Amount, Buildings and Improvements	4,738,801
Gross Carrying Amount, Total	6,187,802	[1]
Accumulated Depreciation	$ 504,453
Date of Construction	1992
Date Acquired	Jan. 24, 2019
Highland Center Blvd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,763,875
Initial Cost to Company, Buildings and Improvements	4,823,116
Initial Cost to Company, Total	6,586,991
Cost Capitalized Subsequent to Acquisition	147,350
Gross Carrying Amount, Land	1,763,875
Gross Carrying Amount, Buildings and Improvements	4,970,466
Gross Carrying Amount, Total	6,734,341	[1]
Accumulated Depreciation	$ 514,074
Date of Construction	1994
Date Acquired	Jan. 24, 2019
Sarasota | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,084,165
Initial Cost to Company, Buildings and Improvements	7,359,913
Initial Cost to Company, Total	8,444,078
Cost Capitalized Subsequent to Acquisition	127,769
Gross Carrying Amount, Land	1,084,165
Gross Carrying Amount, Buildings and Improvements	7,487,682
Gross Carrying Amount, Total	8,571,847	[1]
Accumulated Depreciation	$ 688,561
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Mount Pleasant | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,054,553
Initial Cost to Company, Buildings and Improvements	5,678,794
Initial Cost to Company, Total	6,733,347
Cost Capitalized Subsequent to Acquisition	139,511
Gross Carrying Amount, Land	1,054,553
Gross Carrying Amount, Buildings and Improvements	5,818,305
Gross Carrying Amount, Total	6,872,858	[1]
Accumulated Depreciation	$ 536,465
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Nantucket | Massachusetts
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 20,207,279
Initial Cost to Company, Land	5,854,837
Initial Cost to Company, Buildings and Improvements	33,210,517
Initial Cost to Company, Total	39,065,354
Cost Capitalized Subsequent to Acquisition	231,298
Gross Carrying Amount, Land	5,854,837
Gross Carrying Amount, Buildings and Improvements	33,441,815
Gross Carrying Amount, Total	39,296,652	[1]
Accumulated Depreciation	$ 2,977,319
Date of Construction	2002
Date Acquired	Jan. 24, 2019
Pembroke Pines | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,146,970
Initial Cost to Company, Buildings and Improvements	14,296,167
Initial Cost to Company, Total	17,443,137
Cost Capitalized Subsequent to Acquisition	52,301
Gross Carrying Amount, Land	3,146,970
Gross Carrying Amount, Buildings and Improvements	14,348,468
Gross Carrying Amount, Total	17,495,438	[1]
Accumulated Depreciation	$ 1,354,706
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Riverview | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,593,082
Initial Cost to Company, Buildings and Improvements	7,102,271
Initial Cost to Company, Total	8,695,353
Cost Capitalized Subsequent to Acquisition	3,202,819
Gross Carrying Amount, Land	2,405,974
Gross Carrying Amount, Buildings and Improvements	9,492,198
Gross Carrying Amount, Total	11,898,172	[1]
Accumulated Depreciation	$ 760,263
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Eastlake | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,120,104
Initial Cost to Company, Buildings and Improvements	15,417,746
Initial Cost to Company, Total	17,537,850
Cost Capitalized Subsequent to Acquisition	38,746
Gross Carrying Amount, Land	2,120,104
Gross Carrying Amount, Buildings and Improvements	15,456,492
Gross Carrying Amount, Total	17,576,596	[1]
Accumulated Depreciation	$ 1,351,755
Date of Construction	2018
Date Acquired	Jan. 24, 2019
McKinney | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,177,186
Initial Cost to Company, Buildings and Improvements	9,320,876
Initial Cost to Company, Total	11,498,062
Cost Capitalized Subsequent to Acquisition	58,919
Gross Carrying Amount, Land	2,101,521
Gross Carrying Amount, Buildings and Improvements	9,455,460
Gross Carrying Amount, Total	11,556,981	[1]
Accumulated Depreciation	$ 875,478
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Hualapai Way, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 742,839
Initial Cost to Company, Buildings and Improvements	9,018,717
Initial Cost to Company, Total	9,761,556
Cost Capitalized Subsequent to Acquisition	56,467
Gross Carrying Amount, Land	742,839
Gross Carrying Amount, Buildings and Improvements	9,075,184
Gross Carrying Amount, Total	9,818,023	[1]
Accumulated Depreciation	$ 837,593
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Gilbert | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,379,687
Initial Cost to Company, Buildings and Improvements	9,021,255
Initial Cost to Company, Total	10,400,942
Cost Capitalized Subsequent to Acquisition	375,672
Gross Carrying Amount, Land	1,037,750
Gross Carrying Amount, Buildings and Improvements	9,738,864
Gross Carrying Amount, Total	10,776,614	[1]
Accumulated Depreciation	$ 769,412
Date of Construction	2019
Date Acquired	Jul. 11, 2019
Industrial, Jensen Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,009,000
Initial Cost to Company, Land	893,648
Initial Cost to Company, Buildings and Improvements	6,969,348
Initial Cost to Company, Total	7,862,996
Cost Capitalized Subsequent to Acquisition	4,413
Gross Carrying Amount, Land	893,648
Gross Carrying Amount, Buildings and Improvements	6,973,761
Gross Carrying Amount, Total	7,867,409	[1]
Accumulated Depreciation	$ 181,890
Date of Construction	1979
Date Acquired	Mar. 17, 2021
Emmett F Lowry Expy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,112,000
Initial Cost to Company, Land	940,119
Initial Cost to Company, Buildings and Improvements	8,643,066
Initial Cost to Company, Total	9,583,185
Cost Capitalized Subsequent to Acquisition	12,959
Gross Carrying Amount, Land	940,119
Gross Carrying Amount, Buildings and Improvements	8,656,025
Gross Carrying Amount, Total	9,596,144	[1]
Accumulated Depreciation	$ 222,496
Date of Construction	2010
Date Acquired	Mar. 17, 2021
Van Buren Blvd, Riverside II | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,510,000
Initial Cost to Company, Land	2,308,151
Initial Cost to Company, Buildings and Improvements	7,393,117
Initial Cost to Company, Total	9,701,268
Cost Capitalized Subsequent to Acquisition	3,700
Gross Carrying Amount, Land	2,308,151
Gross Carrying Amount, Buildings and Improvements	7,396,817
Gross Carrying Amount, Total	9,704,968	[1]
Accumulated Depreciation	$ 182,303
Date of Construction	1984
Date Acquired	Mar. 17, 2021
Las Vegas Blvd, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,413,000
Initial Cost to Company, Land	922,569
Initial Cost to Company, Buildings and Improvements	11,035,721
Initial Cost to Company, Total	11,958,290
Cost Capitalized Subsequent to Acquisition	16,653
Gross Carrying Amount, Land	922,569
Gross Carrying Amount, Buildings and Improvements	11,052,374
Gross Carrying Amount, Total	11,974,943	[1]
Accumulated Depreciation	$ 259,938
Date of Construction	1996
Date Acquired	Mar. 17, 2021
Goodlette Rd, Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,467,683
Initial Cost to Company, Buildings and Improvements	18,647,151
Initial Cost to Company, Total	21,114,834
Cost Capitalized Subsequent to Acquisition	54,452
Gross Carrying Amount, Land	2,467,683
Gross Carrying Amount, Buildings and Improvements	18,701,603
Gross Carrying Amount, Total	21,169,286	[1]
Accumulated Depreciation	$ 450,994
Date of Construction	2001
Date Acquired	Mar. 17, 2021
Centennial Pkwy, LV II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,118,000
Initial Cost to Company, Land	1,397,045
Initial Cost to Company, Buildings and Improvements	15,193,510
Initial Cost to Company, Total	16,590,555
Cost Capitalized Subsequent to Acquisition	17,056
Gross Carrying Amount, Land	1,397,045
Gross Carrying Amount, Buildings and Improvements	15,210,566
Gross Carrying Amount, Total	16,607,611	[1]
Accumulated Depreciation	$ 369,614
Date of Construction	2006
Date Acquired	Mar. 17, 2021
Texas Ave, College Station | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,530,460
Initial Cost to Company, Buildings and Improvements	5,583,528
Initial Cost to Company, Total	9,113,988
Cost Capitalized Subsequent to Acquisition	22,293
Gross Carrying Amount, Land	3,530,460
Gross Carrying Amount, Buildings and Improvements	5,605,821
Gross Carrying Amount, Total	9,136,281	[1]
Accumulated Depreciation	$ 156,964
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Meridian Ave, Puyallup | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,616,000
Initial Cost to Company, Land	5,747,712
Initial Cost to Company, Buildings and Improvements	9,884,313
Initial Cost to Company, Total	15,632,025
Cost Capitalized Subsequent to Acquisition	11,009
Gross Carrying Amount, Land	5,747,712
Gross Carrying Amount, Buildings and Improvements	9,895,322
Gross Carrying Amount, Total	15,643,034	[1]
Accumulated Depreciation	$ 286,021
Date of Construction	1990
Date Acquired	Mar. 17, 2021
Westheimer Pkwy, Katy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,212,751
Initial Cost to Company, Buildings and Improvements	6,423,972
Initial Cost to Company, Total	7,636,723
Cost Capitalized Subsequent to Acquisition	35,003
Gross Carrying Amount, Land	1,212,751
Gross Carrying Amount, Buildings and Improvements	6,458,975
Gross Carrying Amount, Total	7,671,726	[1]
Accumulated Depreciation	$ 159,761
Date of Construction	2003
Date Acquired	Mar. 17, 2021
FM 1488, The Woodlands II | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,945,532
Initial Cost to Company, Buildings and Improvements	8,905,822
Initial Cost to Company, Total	10,851,354
Cost Capitalized Subsequent to Acquisition	13,444
Gross Carrying Amount, Land	1,945,532
Gross Carrying Amount, Buildings and Improvements	8,919,266
Gross Carrying Amount, Total	10,864,798	[1]
Accumulated Depreciation	$ 232,709
Date of Construction	2007
Date Acquired	Mar. 17, 2021
Hwy 290, Cypress | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,832,498
Initial Cost to Company, Buildings and Improvements	5,259,689
Initial Cost to Company, Total	8,092,187
Cost Capitalized Subsequent to Acquisition	88,037
Gross Carrying Amount, Land	2,832,498
Gross Carrying Amount, Buildings and Improvements	5,347,726
Gross Carrying Amount, Total	8,180,224	[1]
Accumulated Depreciation	$ 146,448
Date of Construction	2002
Date Acquired	Mar. 17, 2021
Lake Houston Pkwy, Humble | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,475,909
Initial Cost to Company, Buildings and Improvements	6,539,367
Initial Cost to Company, Total	9,015,276
Cost Capitalized Subsequent to Acquisition	21,372
Gross Carrying Amount, Land	2,475,909
Gross Carrying Amount, Buildings and Improvements	6,560,739
Gross Carrying Amount, Total	9,036,648	[1]
Accumulated Depreciation	$ 191,140
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Gosling Rd, The Woodlands | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,248,558
Initial Cost to Company, Buildings and Improvements	7,314,476
Initial Cost to Company, Total	8,563,034
Cost Capitalized Subsequent to Acquisition	30,754
Gross Carrying Amount, Land	1,248,558
Gross Carrying Amount, Buildings and Improvements	7,345,230
Gross Carrying Amount, Total	8,593,788	[1]
Accumulated Depreciation	$ 185,048
Date of Construction	2002
Date Acquired	Mar. 17, 2021
Queenston Blvd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 778,007
Initial Cost to Company, Buildings and Improvements	5,241,798
Initial Cost to Company, Total	6,019,805
Cost Capitalized Subsequent to Acquisition	78,741
Gross Carrying Amount, Land	778,007
Gross Carrying Amount, Buildings and Improvements	5,320,539
Gross Carrying Amount, Total	6,098,546	[1]
Accumulated Depreciation	$ 138,910
Date of Construction	2007
Date Acquired	Mar. 17, 2021
Jim Johnson Rd, Plant City | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,722,000
Initial Cost to Company, Land	1,176,605
Initial Cost to Company, Buildings and Improvements	20,045,758
Initial Cost to Company, Total	21,222,363
Cost Capitalized Subsequent to Acquisition	21,140
Gross Carrying Amount, Land	1,176,605
Gross Carrying Amount, Buildings and Improvements	20,066,898
Gross Carrying Amount, Total	21,243,503	[1]
Accumulated Depreciation	$ 593,021
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Frelinghuysen Ave, Newark | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,700,968
Initial Cost to Company, Buildings and Improvements	24,754,531
Initial Cost to Company, Total	35,455,499
Cost Capitalized Subsequent to Acquisition	1,699,478
Gross Carrying Amount, Land	10,700,968
Gross Carrying Amount, Buildings and Improvements	26,454,009
Gross Carrying Amount, Total	37,154,977	[1]
Accumulated Depreciation	$ 644,080
Date of Construction	1931
Date Acquired	Mar. 17, 2021
Redmond Fall City Rd, Redmond | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,874,807
Initial Cost to Company, Buildings and Improvements	7,061,417
Initial Cost to Company, Total	10,936,224
Cost Capitalized Subsequent to Acquisition	1,139
Gross Carrying Amount, Land	3,874,807
Gross Carrying Amount, Buildings and Improvements	7,062,556
Gross Carrying Amount, Total	10,937,363	[1]
Accumulated Depreciation	$ 190,700
Date of Construction	1997
Date Acquired	Mar. 17, 2021
Greenway Rd, Surprise | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,340,075
Initial Cost to Company, Buildings and Improvements	7,695,947
Initial Cost to Company, Total	9,036,022
Cost Capitalized Subsequent to Acquisition	(20,973)
Gross Carrying Amount, Land	1,340,075
Gross Carrying Amount, Buildings and Improvements	7,674,974
Gross Carrying Amount, Total	9,015,049	[1]
Accumulated Depreciation	$ 196,300
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Marshall Farms Rd, Ocoee | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,253,081
Initial Cost to Company, Buildings and Improvements	10,931,368
Initial Cost to Company, Total	12,184,449
Cost Capitalized Subsequent to Acquisition	7,254
Gross Carrying Amount, Land	1,253,081
Gross Carrying Amount, Buildings and Improvements	10,938,622
Gross Carrying Amount, Total	12,191,703	[1]
Accumulated Depreciation	$ 261,907
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Ardrey Kell Rd, Charlotte | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,316,193
Initial Cost to Company, Buildings and Improvements	15,140,130
Initial Cost to Company, Total	16,456,323
Gross Carrying Amount, Land	1,316,193
Gross Carrying Amount, Buildings and Improvements	15,140,130
Gross Carrying Amount, Total	16,456,323	[1]
Accumulated Depreciation	$ 362,190
Date of Construction	2018
Date Acquired	Mar. 17, 2021
University City, Charlotte II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,134,981
Initial Cost to Company, Buildings and Improvements	11,301,614
Initial Cost to Company, Total	12,436,595
Cost Capitalized Subsequent to Acquisition	9,335
Gross Carrying Amount, Land	1,134,981
Gross Carrying Amount, Buildings and Improvements	11,310,949
Gross Carrying Amount, Total	12,445,930	[1]
Accumulated Depreciation	$ 276,730
Date of Construction	2017
Date Acquired	Mar. 17, 2021
Hydraulic Rd, Charlottesville | Virginia
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,846,479
Initial Cost to Company, Buildings and Improvements	16,268,290
Initial Cost to Company, Total	18,114,769
Gross Carrying Amount, Land	1,846,479
Gross Carrying Amount, Buildings and Improvements	16,268,290
Gross Carrying Amount, Total	18,114,769	[1]
Accumulated Depreciation	$ 383,007
Date of Construction	2017
Date Acquired	Mar. 17, 2021
Metcalf St, Escondido | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 40,782,500
Initial Cost to Company, Land	1,018,965
Initial Cost to Company, Buildings and Improvements	18,019,171
Initial Cost to Company, Total	19,038,136
Cost Capitalized Subsequent to Acquisition	7,385
Gross Carrying Amount, Land	1,018,965
Gross Carrying Amount, Buildings and Improvements	18,026,556
Gross Carrying Amount, Total	19,045,521	[1]
Accumulated Depreciation	$ 413,320
Date of Construction	2019
Date Acquired	Mar. 17, 2021
Tamiami Trail, Punta Gorda | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,034,608
Initial Cost to Company, Buildings and Improvements	15,764,762
Initial Cost to Company, Total	17,799,370
Cost Capitalized Subsequent to Acquisition	3,130
Gross Carrying Amount, Land	2,034,608
Gross Carrying Amount, Buildings and Improvements	15,767,892
Gross Carrying Amount, Total	17,802,500	[1]
Accumulated Depreciation	$ 385,760
Date of Construction	1992
Date Acquired	Mar. 17, 2021
Iroquois Shore Rd, Oakville III | C A- O N
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 12,795,250	[2]
Initial Cost to Company, Land	1,423,150	[2]
Initial Cost to Company, Buildings and Improvements	18,637,895	[2]
Initial Cost to Company, Total	20,061,045	[2]
Cost Capitalized Subsequent to Acquisition	(221,692)	[2]
Gross Carrying Amount, Land	1,402,815	[2]
Gross Carrying Amount, Buildings and Improvements	18,436,538	[2]
Gross Carrying Amount, Total	19,839,353	[1],[2]
Accumulated Depreciation	$ 380,230	[2]
Date of Construction	2020	[2]
Date Acquired	Apr. 16, 2021	[2]
Van Buren Blvd, Riverside III | Canada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,705,043
Initial Cost to Company, Buildings and Improvements	6,511,602
Initial Cost to Company, Total	10,216,645
Cost Capitalized Subsequent to Acquisition	245,224
Gross Carrying Amount, Land	3,705,043
Gross Carrying Amount, Buildings and Improvements	6,756,826
Gross Carrying Amount, Total	10,461,869	[1]
Accumulated Depreciation	$ 144,370
Date of Construction	1996
Date Acquired	May 27, 2021
Alameda Pkwy, Lakewood | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,134,320
Initial Cost to Company, Buildings and Improvements	14,750,963
Initial Cost to Company, Total	16,885,283
Cost Capitalized Subsequent to Acquisition	91,888
Gross Carrying Amount, Land	2,134,320
Gross Carrying Amount, Buildings and Improvements	14,842,851
Gross Carrying Amount, Total	16,977,171	[1]
Accumulated Depreciation	$ 90,911
Date of Construction	1998
Date Acquired	Oct. 19, 2021
Corporate Office | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,014,185
Initial Cost to Company, Land	975,000
Initial Cost to Company, Buildings and Improvements	5,525,000
Initial Cost to Company, Total	6,500,000
Cost Capitalized Subsequent to Acquisition	41,748
Gross Carrying Amount, Land	975,000
Gross Carrying Amount, Buildings and Improvements	5,566,748
Gross Carrying Amount, Total	6,541,748	[1]
Accumulated Depreciation	$ 377,239
Date of Construction	2018
Date Acquired	Jan. 24, 2019

[1]	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,655,597,027.
[2]	This property is located in Ontario, Canada.
[3]	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.